Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments (unaudited)
September 30, 2024

	Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 23.2%
Ally Bank Auto Credit-Linked Notes 2024-A B, 5.8270%, 5/17/32ž	$217,942		$220,830
BAMLL Commercial Mortgage Securities Trust 2015-200P D, 3.7157%, 4/14/33ž,‡	500,000		486,389
Bayview Opportunity Master Fund VII 2024-CAR1 C, US 30 Day Average SOFR + 1.5000%, 6.7801%, 12/26/31ž,‡	480,998		480,996
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 7.6865%, 8/15/39ž,‡	525,000		527,781
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 6.5879%, 7/16/29ž,‡	400,000		399,938
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 7.7165%, 9/15/38ž,‡	300,000		300,563
Connecticut Avenue Securities Trust 2021-R01 1M2, US 30 Day Average SOFR + 1.5500%, 6.8301%, 10/25/41ž,‡	140,775		141,103
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 7.2801%, 11/25/41ž,‡	550,000		552,061
Connecticut Avenue Securities Trust 2022-R01 1M1, US 30 Day Average SOFR + 1.0000%, 6.2801%, 12/25/41ž,‡	101,563		101,403
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 7.1801%, 4/25/42ž,‡	40,525		40,750
Connecticut Avenue Securities Trust 2022-R08 1M1, US 30 Day Average SOFR + 2.5500%, 7.8301%, 7/25/42ž,‡	61,578		63,209
Connecticut Avenue Securities Trust 2023-R01 1M1, US 30 Day Average SOFR + 2.4000%, 7.6634%, 12/25/42ž,‡	267,748		274,528
Connecticut Avenue Securities Trust 2023-R03 2M1, US 30 Day Average SOFR + 2.5000%, 7.7801%, 4/27/43ž,‡	119,542		121,367
Connecticut Avenue Securities Trust 2023-R04 1M1, US 30 Day Average SOFR + 2.3000%, 7.5634%, 5/25/43ž,‡	158,081		161,492
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 6.9801%, 7/27/43ž,‡	138,165		138,698
Connecticut Avenue Securities Trust 2024-R02 1M1, US 30 Day Average SOFR + 1.1000%, 6.3801%, 2/25/44ž,‡	45,071		45,071
Connecticut Avenue Securities Trust 2024-R03 2M2, US 30 Day Average SOFR + 1.9500%, 7.2134%, 3/25/44ž,‡	804,000		808,088
Connecticut Avenue Securities Trust 2024-R04 1M2, US 30 Day Average SOFR + 1.6500%, 6.9301%, 5/25/44ž,‡	203,137		203,903
Connecticut Avenue Securities Trust 2024-R05 2M2, US 30 Day Average SOFR + 1.7000%, 6.9801%, 7/25/44ž,‡	133,361		133,311
Credabl Trust 2024-1 A, 30 Day Australian Bank Bill Rate + 1.4500%, 5.7631%, 5/11/45‡	775,000	AUD	535,680
Credabl Trust 2024-1 C, 30 Day Australian Bank Bill Rate + 2.2000%, 6.5131%, 5/11/45‡	690,000	AUD	476,928
DB Master Finance LLC 2021-1A A2I, 2.0450%, 11/20/51ž	121,563		114,947
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51ž	48,625		44,531
Freddie Mac 5440 WF, US 30 Day Average SOFR + 1.1500%, 6.4301%, 8/25/54‡	538,910		541,454
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1, US 30 Day Average SOFR + 0.8500%, 6.1301%, 11/25/41ž,‡	16,111		16,097
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA6 M1A, US 30 Day Average SOFR + 2.1500%, 7.4301%, 9/25/42ž,‡	59,577		60,158
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A, US 30 Day Average SOFR + 2.3000%, 7.5801%, 8/25/42ž,‡	97,625		99,703
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA1 M1A, US 30 Day Average SOFR + 2.1000%, 7.3634%, 3/25/43ž,‡	172,882		174,936
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 7.3634%, 4/27/43ž,‡	47,269		47,966
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA1 M1A, US 30 Day Average SOFR + 2.0000%, 7.2801%, 5/25/43ž,‡	101,422		102,353
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 7.2801%, 6/25/43ž,‡	318,930		320,625
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 7.1301%, 11/25/43ž,‡	80,865		81,269
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA1 M1, US 30 Day Average SOFR + 1.3500%, 6.6301%, 2/25/44ž,‡	125,062		125,268
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA1 M1, US 30 Day Average SOFR + 1.2500%, 6.5301%, 3/25/44ž,‡	60,414		60,414

	Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA2 M2, US 30 Day Average SOFR + 1.8000%, 7.0801%, 8/25/44ž,‡	$255,000		$256,476
Lex Commercial Loan Master Trust 2024-BBG A, 4.8736%, 10/13/33ž,‡	250,000		249,750
Liberty Funding Pty Ltd 2024-1A A, 30 Day Australian Bank Bill Rate + 1.2000%, 5.5025%, 5/25/32‡	414,435	AUD	286,847
METRO Finance Trust 2024-1 A, 30 Day Australian Bank Bill Rate + 1.2500%, 5.6063%, 9/17/30‡	500,000	AUD	345,600
Now Trust 2024-1 A, 30 Day Australian Bank Bill Rate + 1.4000%, 5.7065%, 6/14/32‡	358,336	AUD	248,544
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 6.7378%, 3/15/41ž,‡	600,000		599,576
Subway Funding LLC 2024-1A A2I, 6.0280%, 7/30/54ž	270,000		277,474
Subway Funding LLC 2024-3A A2I, 5.2460%, 7/30/54ž	229,000		229,025
Taco Bell Funding LLC 2018-1A A2II, 4.9400%, 11/25/48ž	260,509		260,162
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	67,793		60,925
The Huntington National Bank 2024-1 B1, 6.1530%, 5/20/32ž	215,131		217,307
UK Logistics 2024-1A B, SONIA Interest Rate Benchmark + 2.5500%, 7.7553%, 5/17/34ž,‡	330,000	GBP	445,175
Wingspire Equipment Finance LLC 2024-1A D, 6.3100%, 9/20/32ž	400,000		405,194
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $11,739,095)			11,885,865
Corporate Bonds – 73.7%
Banking – 13.8%
Australian Central Credit Union Ltd, 90 Day Australian Bank Bill Rate + 2.4000%, 6.7539%, 9/16/31‡	200,000	AUD	137,098
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.3200%, 5.6529%, 8/20/31‡	1,500,000	AUD	1,041,247
Danske Bank A/S, US Treasury Yield Curve Rate 1 Year + 0.9500%, 5.4270%, 3/1/28ž,‡	500,000		512,560
ING Groep NV, SOFR + 1.5600%, 6.0830%, 9/11/27‡	600,000		618,449
Lloyds Banking Group PLC, US Treasury Yield Curve Rate 1 Year + 1.4800%, 5.9850%, 8/7/27‡	300,000		307,921
Lloyds Banking Group PLC, 90 Day Australian Bank Bill Rate + 1.6800%, 6.0258%, 3/6/30‡	130,000	AUD	90,380
Macquarie Bank Ltd, 90 Day Australian Bank Bill Rate + 1.5500%, 5.9677%, 6/17/31‡	1,700,000	AUD	1,179,927
Macquarie Bank Ltd, 90 Day Australian Bank Bill Rate + 1.9500%, 6.3466%, 3/1/34‡	290,000	AUD	201,604
National Australia Bank Ltd, 90 Day Australian Bank Bill Rate + 2.0200%, 6.3600%, 11/18/31‡	2,300,000	AUD	1,617,583
Teachers Mutual Bank Ltd, 90 Day Australian Bank Bill Rate + 1.3000%, 5.7283%, 6/21/27‡	370,000	AUD	257,161
UBS AG/Stamford CT, 7.5000%, 7/15/25	250,000		254,891
Westpac Banking Corp, 90 Day Australian Bank Bill Rate + 1.8800%, 6.2255%, 4/3/34‡	1,200,000	AUD	837,427
			7,056,248
Basic Industry – 0.7%
Celanese US Holdings LLC, 6.1650%, 7/15/27	275,000		284,957
Novelis Corp, 3.2500%, 11/15/26ž	104,000		100,357
			385,314
Brokerage – 1.8%
LPL Holdings Inc, 5.7000%, 5/20/27	250,000		255,522
LPL Holdings Inc, 4.6250%, 11/15/27ž	670,000		664,940
			920,462
Capital Goods – 4.7%
Ashtead Capital Inc, 1.5000%, 8/12/26ž	625,000		590,525
CNH Industrial Capital Australia Pty Ltd, 5.4000%, 5/17/27	800,000	AUD	559,379
Regal Rexnord Corp, 6.0500%, 2/15/26	950,000		964,657
Trinity Industries Inc, 7.7500%, 7/15/28ž	300,000		314,877
			2,429,438
Consumer Cyclical – 9.7%
Ford Motor Credit Co LLC, 2.3000%, 2/10/25	520,000		514,180
Ford Motor Credit Co LLC, 5.8000%, 3/5/27	375,000		381,853
Ford Motor Credit Co LLC, 7.3500%, 11/4/27	500,000		530,910
General Motors Financial Co Inc, 1.5500%, 9/2/25	40,000	AUD	26,723
General Motors Financial Co Inc, 5.1500%, 8/15/26	110,000	GBP	146,813
LKQ Corp, 5.7500%, 6/15/28	600,000		622,622
Royal Caribbean Cruises Ltd, 5.5000%, 8/31/26ž	256,000		258,506
VICI Properties LP / Vici Note Co Inc, 4.6250%, 6/15/25ž	966,000		960,102
VICI Properties LP / Vici Note Co Inc, 4.5000%, 9/1/26ž	150,000		149,307
Volkswagen Financial Services NV, 6.5000%, 9/18/27	1,000,000	GBP	1,379,302
			4,970,318

	Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – 5.0%
Icon Investments Six DAC, 5.8090%, 5/8/27	$265,000		$273,441
Solventum Corp, 5.4500%, 2/25/27ž	545,000		556,256
Solventum Corp, 5.4000%, 3/1/29ž	275,000		282,924
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	700,000		672,845
Universal Health Services Inc, 1.6500%, 9/1/26	825,000		781,494
			2,566,960
Electric – 4.6%
Algonquin Power & Utilities Corp, 5.3650%, 6/15/26Ç	165,000		166,994
Liberty Utilities Co, 5.5770%, 1/31/29ž	605,000		625,433
NRG Energy Inc, 2.4500%, 12/2/27ž	553,000		518,093
Vistra Operations Co LLC, 5.1250%, 5/13/25ž	1,045,000		1,042,782
			2,353,302
Energy – 4.3%
Antero Resources Corp, 8.3750%, 7/15/26ž	600,000		615,750
Columbia Pipelines Holding Company LLC, 6.0550%, 8/15/26ž	125,000		128,053
EQM Midstream Partners LP, 6.5000%, 7/1/27ž	511,000		526,383
Hess Midstream Operations LP, 5.6250%, 2/15/26ž	550,000		550,045
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	89,000		92,119
Occidental Petroleum Corp, 3.4000%, 4/15/26	275,000		269,197
			2,181,547
Finance Companies – 11.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.6500%, 10/29/24	200,000		199,439
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.5000%, 7/15/25	275,000		277,810
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.4500%, 10/29/26	425,000		408,127
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.1000%, 1/15/27	200,000		207,092
Air Lease Corp, 2.1000%, 9/1/28	360,000		329,399
Aviation Capital Group LLC, 1.9500%, 1/30/26ž	1,000,000		963,395
Aviation Capital Group LLC, 1.9500%, 9/20/26ž	200,000		189,426
Blackstone Private Credit Fund, 3.2500%, 3/15/27	290,000		276,377
Blue Owl Credit Income Corp, 5.5000%, 3/21/25	775,000		774,355
GGAM Finance Ltd, 5.8750%, 3/15/30ž	16,000		16,021
Macquarie Airfinance Holdings Ltd, 8.3750%, 5/1/28ž	135,000		141,926
Macquarie Airfinance Holdings Ltd, 8.1250%, 3/30/29ž	260,000		275,366
Macquarie Airfinance Holdings Ltd, 5.1500%, 3/17/30ž	260,000		260,566
OneMain Finance Corp, 7.1250%, 3/15/26	560,000		571,712
OneMain Finance Corp, 3.5000%, 1/15/27	180,000		172,048
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc, 2.8750%, 10/15/26ž	750,000		720,058
			5,783,117
Financial Institutions – 4.3%
GGAM Finance Ltd, 7.7500%, 5/15/26ž	300,000		306,761
GGAM Finance Ltd, 8.0000%, 6/15/28ž	260,000		278,683
Liberty Financial Pty Ltd, 90 Day Australian Bank Bill Rate + 2.4500%, 6.8677%, 3/17/25‡	610,000	AUD	422,488
Liberty Financial Pty Ltd, 90 Day Australian Bank Bill Rate + 3.8000%, 8.1539%, 3/16/28‡	800,000	AUD	578,147
QIC Finance Shopping Center Fund Pty Ltd, 90 Day Australian Bank Bill Rate + 1.2700%, 5.6176%, 8/15/25‡	880,000	AUD	607,617
			2,193,696
Industrial – 1.5%
Downer Group Finance Pty Ltd, 3.7000%, 4/29/26	1,100,000	AUD	744,277
Insurance – 4.1%
Centene Corp, 4.2500%, 12/15/27	700,000		687,506
Insurance Australia Group Ltd, 90 Day Australian Bank Bill Rate + 2.3500%, 6.6948%, 6/15/45‡	620,000	AUD	431,492
Suncorp Group Ltd, 90 Day Australian Bank Bill Rate + 2.3000%, 6.6966%, 6/1/37‡	850,000	AUD	598,871
Suncorp Group Ltd, 90 Day Australian Bank Bill Rate + 2.6500%, 7.0466%, 12/1/38‡	500,000	AUD	357,143
			2,075,012
Real Estate Investment Trusts (REITs) – 2.7%
Vicinity Centres Trust, 4.0000%, 4/26/27	2,020,000	AUD	1,370,644
Technology – 4.0%
CoStar Group Inc, 2.8000%, 7/15/30ž	200,000		180,182
Gartner Inc, 4.5000%, 7/1/28ž	280,000		277,133
MSCI Inc, 4.0000%, 11/15/29ž	615,000		596,632
Qorvo Inc, 1.7500%, 12/15/24	750,000		744,044
SK Hynix Inc, 5.5000%, 1/16/27ž	235,000		239,994
			2,037,985

	Principal Amounts		Value
Corporate Bonds – (continued)
Transportation – 1.2%
American Airlines Inc / AAdvantage Loyalty IP Ltd, 5.5000%, 4/20/26ž	$233,333		$232,668
Cargo Aircraft Management Inc, 4.7500%, 2/1/28ž	400,000		383,429
			616,097
Total Corporate Bonds (cost $37,564,235)			37,684,417
Foreign Government Bonds – 0.5%
New Zealand Government Bond, 4.5000%, 5/15/35 (cost $211,296)	350,000	NZD	225,181
Commercial Paper – 3.1%
Conagra Brands Inc, 0%, 10/3/24ž,◊	750,000		749,678
Jabil Inc, 0%, 10/1/24ž,◊	850,000		849,868
Total Commercial Paper (cost $1,599,821)			1,599,546
Total Investments (total cost $51,114,447) – 100.5%			51,395,009
Liabilities, net of Cash, Receivables and Other Assets – (0.5)%			(231,808)
Net Assets – 100%			$51,163,201

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$30,683,297	59.7%
Australia	12,835,704	25.0
United Kingdom	2,111,859	4.1
Ireland	1,693,933	3.3
Germany	1,379,302	2.7
Israel	672,845	1.3
Netherlands	618,449	1.2
Denmark	512,560	1.0
Switzerland	254,891	0.5
South Korea	239,994	0.5
New Zealand	225,181	0.4
Canada	166,994	0.3
Total	$51,395,009	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investment Companies - N/A
Exchange-Traded Funds (ETFs) - N/A
Janus Henderson AAA CLO
	$1,277,088	$-	$(1,267,851)	$28,071	$(37,308)	$-	-	$13,594

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Australian Dollar	10/25/24	(2,600,000)	$(1,797,874)	$93,407
Australian Dollar	10/25/24	90,000	62,234	(211)
				93,196
Goldman Sachs & Co. LLC:
Euro	10/24/24	(385,750)	(429,800)	(24)
HSBC Securities (USA), Inc.:
Australian Dollar	10/25/24	21,125,000	14,607,730	(670,344)
Australian Dollar	10/25/24	(1,200,000)	(829,788)	11,781
				(658,563)

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, National Association:
Australian Dollar	10/25/24	1,465,000	$1,013,033	$(29,119)
Morgan Stanley & Co. International PLC:
British Pound	10/25/24	1,600,000	2,138,676	(69,754)
Euro	10/24/24	385,750	429,800	1,511
New Zealand Dollar	10/25/24	360,000	228,652	(14,326)
				(82,569)
Total				$(677,079)

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2-Year Canadian Bond	89	12/31/24	$6,930,490	$31,592
Euro-Schatz	78	12/10/24	9,304,317	31,705
Total - Futures Long				63,297
Futures Short:
2 Year US Treasury Note	54	1/6/25	(11,245,078)	(21,937)
3-Month SOFR	16	9/17/25	(3,871,600)	(1,800)
3-Year Australian Bond	30	12/16/24	(2,222,464)	4,274
5 Year US Treasury Note	16	1/6/25	(1,758,125)	(2,500)
Total - Futures Short				(21,963)
Total				$41,334

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
NDBB3M	5.6150% Fixed Rate	Quarterly	7/13/25	863,400	NZD	$-	$5,459	$5,459
NDBB3M	5.3775% Fixed Rate	Quarterly	7/19/25	863,400	NZD	-	4,477	4,477
NDBB3M	5.4400% Fixed Rate	Quarterly	7/27/25	1,650,000	NZD	-	9,483	9,483
NDBB3M	5.5100% Fixed Rate	Quarterly	8/16/25	820,000	NZD	-	6,011	6,011
NDBB3M	5.1200% Fixed Rate	Quarterly	4/22/26	1,930,000	NZD	-	40,120	40,120
4.4950% Fixed Rate	NDBB3M	Quarterly	5/21/34	273,000	NZD	-	(10,634)	(10,634)
NDBB3M	4.9275% Fixed Rate	Quarterly	5/21/26	1,134,000	NZD	-	22,536	22,536
3.9900% Fixed Rate	NDBB3M	Quarterly	8/8/34	360,000	NZD	-	(1,624)	(1,624)
4.1070% Fixed Rate	AONIA1D	At Maturity	2/19/25	44,500,000	AUD	-	3,684	3,684
Total						$0	$79,512	$79,512

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2024
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$1,950,661
Average amounts sold - in USD	17,769,128
Futures contracts:
Average notional amount of contracts - long	17,815,629
Average notional amount of contracts - short	17,564,738
Interest rate swaps:
Average notional amount - pay fixed rate/receive floating rate	23,074,875
Average notional amount - receive fixed rate/pay floating rate	7,660,800

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30,
2024 is $24,601,610, which represents 48.1% of net assets.

‡
Variable or floating rate security. Rate shown is the current rate as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
◊	Zero coupon bond.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$11,885,865	$-
Corporate Bonds	-	37,684,417	-
Foreign Government Bonds	-	225,181	-
Commercial Paper	-	1,599,546	-
Total Investments in Securities	$-	$51,395,009	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	106,699	-
Futures Contracts	67,571	-	-
Centrally Cleared Swaps	-	91,770	-
Total Assets	$67,571	$51,593,478	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$783,778	$-
Futures Contracts	26,237	-	-
Centrally Cleared Swaps	-	12,258	-
Total Liabilities	$26,237	$796,036	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
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